Segmented Reporting	12 Months Ended
Dec. 31, 2017
Operating Segments [Abstract]
Segmented Reporting
Segmented Reporting

Operating Segments

During the first quarter of 2017 the Company changed the composition of its reportable segments, as further described in Note 1. The Company now has two reportable segments: Concordia North America and Concordia International, as well as a Corporate cost centre. The Company has reflected this change to its segment reporting retrospectively to the comparative period of 2016 presented below. A brief description of each is as follows:
Concordia North America
The Concordia North America segment has a diversified product portfolio that focuses primarily on the United States pharmaceutical market. These products include, but are not limited to, Donnatal® for the treatment of irritable bowel syndrome; Zonegran® for the treatment of partial seizures in adults with epilepsy; Nilandron® for the treatment of metastatic prostate cancer; Lanoxin® for the treatment of mild to moderate heart failure and atrial fibrillation; Plaquenil® for the treatment of lupus and rheumatoid arthritis; and Photofrin® for the treatment of certain types of cancer. Concordia North America’s product portfolio consists of branded products and authorized generic contracts. The segment’s products are manufactured through an out-sourced production network and sold primarily through a third party distribution network in the United States.
Concordia International
The Concordia International segment consists of a diversified portfolio of branded and generic products that are sold to wholesalers, hospitals and pharmacies in over 90 countries. The Concordia International segment specializes in the acquisition, licensing and development of off-patent prescription medicines, which may be niche, hard to make products. The segment’s over 200 products are manufactured and sold through an out-sourced manufacturing network and marketed internationally through a combination of direct sales and local distribution relationships. The Concordia International segment operates primarily outside of the North American marketplace.
Corporate
The Corporate cost centre represents certain centralized costs including costs associated with the Company's head office and senior management located in Canada and costs associated with being a public reporting entity.

The following tables set forth operating income (loss), goodwill, total assets and total liabilities by reportable operating segment for the years ended December 31, 2017, 2016 and 2015.

	Concordia North America	Concordia International	Corporate	Year ended Dec 31, 2017

Revenue	160,769	465,400	—	626,169
Cost of sales	33,046	157,586	—	190,632
Gross profit	127,723	307,814	—	435,537

Operating expenses
General and administrative	6,874	23,150	20,666	50,690
Selling and marketing	12,366	25,900	—	38,266
Research and development	9,140	22,342	—	31,482
Acquisition related, restructuring and other	(2,328)	13,945	35,161	46,778
Share based compensation	2	—	8,709	8,711
Amortization of intangible assets	98,354	128,024	47	226,425
Impairments	151,199	1,043,566	—	1,194,765
Depreciation expense	92	1,619	251	1,962
Fair value (gain) loss	547	263	596	1,406
Total operating expenses	276,246	1,258,809	65,430	1,600,485

Operating income (loss) from continuing operations	(148,523)	(950,995)	(65,430)	(1,164,948)

	Concordia North America	Concordia International	Corporate	Year ended Dec 31, 2016

Revenue	258,645	557,514	—	816,159
Cost of sales	39,963	181,239	—	221,202
Gross profit	218,682	376,275	—	594,957

Operating expenses
General and administrative	10,279	26,356	19,820	56,455
Selling and marketing	24,007	27,126	—	51,133
Research and development	16,035	24,602	—	40,637
Acquisition related, restructuring and other	5,837	13,608	16,523	35,968
Share based compensation	(38)	—	30,791	30,753
Amortization of intangible assets	52,496	130,306	17	182,819
Impairments	877,076	255,167	—	1,132,243
Depreciation expense	66	1,671	202	1,939
Fair value (gain) loss	(21,289)	866	11,494	(8,929)
Litigation settlements	14,246	—	—	14,246
Total operating expenses	978,715	479,702	78,847	1,537,264

Operating income (loss) from continuing operations	(760,033)	(103,427)	(78,847)	(942,307)

	Concordia North America	Concordia International	Corporate	Year ended Dec 31, 2015

Revenue	278,503	115,721	—	394,224
Cost of sales	36,345	57,949	—	94,294
Gross profit	242,158	57,772	—	299,930

Operating expenses
General and administrative	10,408	5,812	13,477	29,697
Selling and marketing	16,786	6,700	—	23,486
Research and development	10,760	4,232	—	14,992
Acquisition related, restructuring and other	7,089	4,167	45,951	57,207
Share based compensation	433	—	15,765	16,198
Initial exchange listing expenses	—	—	1,051	1,051
Amortization of intangible assets	49,853	25,957	—	75,810
Depreciation expense	64	334	79	477
Fair value (gain) loss	7,390	—	(6,829)	561
Total operating expenses	102,783	47,202	69,494	219,479

Operating income (loss) from continuing operations	139,375	10,570	(69,494)	80,451

Income (loss) from continuing operations before tax includes the total operating income (loss) from continuing operations above plus other income and expense which do not form part of any reportable operating segment.

	Concordia North America	Concordia International	Corporate	Total
As at				Dec 31, 2017
Goodwill, continuing operations	27,966	216,991	—	244,957

Total assets, continuing operations	543,530	1,670,351	108,454	2,322,335

Total liabilities, continuing operations	48,895	373,166	3,810,787	4,232,848

As at				Dec 31, 2016
Goodwill, continuing operations	27,966	679,964	—	707,930

Total assets, continuing operations	827,758	2,585,654	318,162	3,731,574

Total liabilities, continuing operations	57,015	454,394	3,597,738	4,109,147

Geographic Information
The Company has major operations in Barbados, Canada, Ireland, Jersey, the United States and the United Kingdom. The following table sets forth revenue by geographic location based on contracted entity (excluding inter-company transactions):

For the year ended					Dec 31, 2017
	Barbados	United States	United Kingdom & Jersey	Ireland	All other countries	Total
Revenue	153,461	7,308	301,360	14,710	149,330	626,169

For the year ended					Dec 31, 2016
	Barbados	United States	United Kingdom & Jersey	Ireland	All other countries	Total
Revenue	249,651	8,993	386,404	13,997	157,114	816,159

For the year ended					Dec 31, 2015
	Barbados	United States	United Kingdom & Jersey	Ireland	All other countries	Total
Revenue	269,081	9,422	77,594	2,716	35,411	394,224

Product Revenue by Category
Concordia North America

	2017	2016	2015
Branded	129,860	194,475	240,330
Authorized Generics and other	30,909	64,170	38,173
Total	160,769	258,645	278,503

Concordia International

	2017	2016	2015
Branded	201,496	192,995	43,241
Generics	263,904	364,519	72,480
Total	465,400	557,514	115,721

The following table sets forth assets and liabilities by geographic location (excluding inter-company balances and investments in subsidiaries):

As at	Dec 31, 2017
	Barbados	Canada	United States	United Kingdom & Jersey	Ireland	All other countries (1)	Total

Current assets	86,342	108,021	10,323	213,441	105,320	44,161	567,608
Non-current assets	433,083	433	13,782	1,153,633	69,890	83,906	1,754,727
Total assets, continuing operations	519,425	108,454	24,105	1,367,074	175,210	128,067	2,322,335

Current liabilities	38,800	3,810,787	2,526	201,629	33,206	4,056	4,091,004
Non-current liabilities	7,569	—	—	112,207	—	22,068	141,844
Total liabilities, continuing operations	46,369	3,810,787	2,526	313,836	33,206	26,124	4,232,848

As at	Dec 31, 2016
	Barbados	Canada	United States	United Kingdom & Jersey	Ireland	All other countries (1)	Total

Current assets	118,957	317,473	13,269	106,710	93,274	64,341	714,024
Non-current assets	694,811	689	721	1,816,920	641	503,768	3,017,550
Total assets, continuing operations	813,768	318,162	13,990	1,923,630	93,915	568,109	3,731,574

Current liabilities	44,523	129,139	2,293	207,619	31,651	7,834	423,059
Non-current liabilities	10,199	3,468,599	—	155,511	—	51,779	3,686,088
Total liabilities, continuing operations	54,722	3,597,738	2,293	363,130	31,651	59,613	4,109,147

Notes:
(1) All other countries is comprised primarily of Australia, India, Netherlands and Sweden.